GOODWILL - Cash Generating Units Table (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,609	$ 1,726	$ 518
Global intermodal logistics operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,163	1,163
Brazilian regulated gas transmission operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	411	526
U.K. regulated distribution operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 35	$ 37